Goodwill and Other Intangible Assets (Details Narrative) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill					$ 3,581
Impairment of goodwill and intangible assets			$ 1,439
Impairment of goodwill				2,257
Impairment of long-lived assets and intangibles
Consumer [Member]
Goodwill	1,039			1,039
Impairment of goodwill and intangible assets		$ 3,518
Impairment of goodwill	2,257
Impairment of long-lived assets and intangibles	1,261
Other Intangible Assets [Member]
Goodwill	24,005			24,005
Definite-lived intangibles	$ 12,000			$ 12,000